Financial Liabilities - Loans by Currency (Details) € in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 4,535						€ 4,488
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	2,557						2,484
US dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	1,391	$ 1,707					1,355	$ 1,522
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	59		R$ 376				337		R$ 1,527
Colombian Peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	214			$ 899,695			45			$ 166,616
Pound sterling
Disclosure of detailed information about borrowings [line items]
Loans and other payables	111				£ 100		117				£ 100
Peruvian nuevo sol
Disclosure of detailed information about borrowings [line items]
Loans and other payables	3					S/ 14	14					S/ 54
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 200						€ 136